Property plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property plant and equipment, net
Schedule of property, plant and equipment, net

	December 31,
	2023	2024
Cost:
Machinery, equipment and vehicles	$19,049	16,893
Computers and equipment	5,027	5,096
Office furniture and equipment	1,853	1,831
Leasehold improvements	9,451	8,595
Buildings	6,781	6,297
Property, plant and equipment, gross	42,161	38,712
Accumulated depreciation	(25,445)	(24,569)
Property plant and equipment, net	$16,716	14,143